Goodwill and Other Purchased Intangible Assets Other Purchased Intangible Assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Gross customer-related and other intangible assets	$ 3,356	$ 3,356
Less accumulated amortization	(2,316)	(1,984)
Net contract, program and other intangible assets	$ 1,040	$ 1,372